Related Party Balances and Transactions (Details 1) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Related Party Balances and Transactions
Short-term benefits provided to executives	$ 982	$ 1,985
Directors fees paid to non-executive directors	204	313
Share-based payments	1,206	1,998
Key management personnel compensation	$ 2,392	$ 4,296